OTHER NON-CURRENT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
OTHER NON-CURRENT ASSETS
Prepaid other taxes - net of current portion (Note 29b)		Rp 1,431	Rp 3,256
Prepaid annual frequency license - net of current portion (Note 9)		1,237	1,488
Prepaid income taxes - net of current portion (Note 29a)		738	1,088
Deferred charges - net		498	539
Advances for purchases of property and equipment		404	481
Security deposit		168	210
Others (each below Rp75 billion)		358	264
Total	$ 344	Rp 4,834	Rp 7,326